Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$60	$71	$50
Foreign exchange gain	2,027	1,774	2,116
Total financial income	$2,087	$1,845	$2,166
Financial expenses:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Interest on loans	$4,153	$4,971	$7,864
Interest on lease contracts (see Note 15)	—	—	622
Interest on financing component of long term development services agreement (see note 18)	—	—	619
Interest on supplier payable with extended payment terms	213	—	—
Other bank fees and financial charges	306	476	538
Other financial expenses	—	400	—
Convertible debt amendments	322	265	—
Foreign exchange loss	3,428	1,408	2,045
Total financial expenses	$8,422	$7,520	$11,688

Schedule of Cost of Revenue and Operating Expenses
The tables below present the cost of revenue and operating expenses by nature of expense :

		Year ended December 31,
	Note	2017	2018	2019
		(in thousands)
Included in cost of revenue:
Cost of components		$22,137	$19,058	$14,039
Depreciation and impairment	7	1,037	1,088	959
Amortization of intangible assets	8	157	158	159
Wages and benefits		2,233	2,368	1,780
Share-based payment expense	13	7	8	10
Assembly services, royalties and other		1,551	1,682	1,538
		$27,122	$24,362	$18,485

		Year ended December 31,
	Note	2017	2018	2019
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$1,723	$1,972	$3,167
Amortization of intangible assets	8	2,658	2,945	4,120
Wages and benefits		26,044	27,616	25,052
Share-based payment expense	13	1,631	1,804	1,787
Foreign exchange gains and losses related to hedges of euro		99	(27)	71
Other, net		8,511	13,095	6,140
		$40,666	$47,405	$40,337

		Year ended December 31,
	Note	2017	2018	2019
		(in thousands)
Wages and salaries		$21,535	$22,501	$19,953
Social security costs and other payroll taxes		6,584	7,286	6,748
Other benefits		58	125	161
Pension costs		100	72	25
Share-based payment expenses	13	1,638	1,812	1,797
Total employee benefits expense		$29,915	$31,796	$28,684

Schedule of Research and Development Expense
The reduction of research and development expense from government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Research and development costs	$33,318	$34,969	$31,113
Research tax credit	(3,345)	(3,027)	(3,123)
Government and other grants	(3,072)	(1,104)	(247)
Development costs capitalized (*)	(1,931)	(3,376)	(5,020)
Amortization of capitalized development costs	232	447	1,076
Total research and development expense	$25,202	$27,909	$23,799